Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 9.0%
84,728		Activision Blizzard, Inc.	$6,787,560	0.5
4,588	(1)	Alphabet, Inc. - Class A	12,760,834	0.8
4,220	(1)	Alphabet, Inc. - Class C	11,786,418	0.8
783,911		AT&T, Inc.	18,523,817	1.2
700	(1)	Charter Communications, Inc.	381,864	0.0
493,841		Comcast Corp. – Class A	23,121,636	1.5
30,732		Electronic Arts, Inc.	3,887,905	0.3
64,644	(1)	T-Mobile US, Inc.	8,297,057	0.6
461,116		Verizon Communications, Inc.	23,489,249	1.6
189,098	(1)	Walt Disney Co.	25,936,682	1.7
			134,973,022	9.0

		Consumer Discretionary: 2.7%
14,641		Dollar General Corp.	3,259,526	0.2
429,315		Ford Motor Co.	7,259,716	0.5
150,850	(1)	General Motors Co.	6,598,179	0.5
67,371		McDonald's Corp.	16,659,501	1.1
12,141	(1),(2)	Rivian Automotive, Inc.	609,964	0.0
28,999		Target Corp.	6,154,168	0.4
			40,541,054	2.7

		Consumer Staples: 8.8%
88,878		Altria Group, Inc.	4,643,875	0.3
125,270		Coca-Cola Co.	7,766,740	0.5
43,056		Colgate-Palmolive Co.	3,264,936	0.2
17,117		Constellation Brands, Inc.	3,942,387	0.3
3,154		Costco Wholesale Corp.	1,816,231	0.1
66,197		General Mills, Inc.	4,482,861	0.3
76,625		Keurig Dr Pepper, Inc.	2,904,088	0.2
18,378		Kimberly-Clark Corp.	2,263,434	0.2
76,163		Kraft Heinz Co.	3,000,061	0.2
151,232		Mondelez International, Inc.	9,494,345	0.6
2,924	(1)	Monster Beverage Corp.	233,628	0.0
25,776		PepsiCo, Inc.	4,314,387	0.3
170,885		Philip Morris International, Inc.	16,052,937	1.1
264,115		Procter & Gamble Co.	40,356,772	2.7
78,686		Walgreens Boots Alliance, Inc.	3,522,772	0.2
155,212		Walmart, Inc.	23,114,171	1.6
			131,173,625	8.8

		Energy: 7.0%
212,311		Chevron Corp.	34,570,600	2.3
144,794		ConocoPhillips	14,479,400	1.0
56,366		EOG Resources, Inc.	6,720,518	0.4
464,755		Exxon Mobil Corp.	38,384,116	2.6
213,440		Kinder Morgan, Inc.	4,036,150	0.3
153,466		Schlumberger NV	6,339,681	0.4
			104,530,465	7.0

		Financials: 23.0%
30,696		Allstate Corp.	4,251,703	0.3
24,609		American Express Co.	4,601,883	0.3
91,115		American International Group, Inc.	5,719,289	0.4
9,851		Aon PLC	3,207,781	0.2
780,335		Bank of America Corp.	32,165,409	2.2
80,797		Bank of New York Mellon Corp.	4,009,955	0.3
201,297	(1)	Berkshire Hathaway, Inc. – Class B	71,039,724	4.8
15,686		Blackrock, Inc.	11,986,771	0.8
45,084		Capital One Financial Corp.	5,919,078	0.4
165,051		Charles Schwab Corp.	13,915,450	0.9
47,047		Chubb Ltd.	10,063,353	0.7
217,729		Citigroup, Inc.	11,626,729	0.8
39,334		CME Group, Inc.	9,355,985	0.6
33,766		Goldman Sachs Group, Inc.	11,146,157	0.7
61,009		Intercontinental Exchange, Inc.	8,060,509	0.5
322,237		JPMorgan Chase & Co.	43,927,348	2.9
49,165		Marsh & McLennan Cos., Inc.	8,378,699	0.6
76,647		Metlife, Inc.	5,386,751	0.4
923		Moody's Corp.	311,429	0.0
145,103		Morgan Stanley	12,682,002	0.8
46,556		PNC Financial Services Group, Inc.	8,587,254	0.6
64,091		Progressive Corp.	7,305,733	0.5
19,322		S&P Global, Inc.	7,925,498	0.5
26,431		Travelers Cos, Inc.	4,829,737	0.3
145,509		Truist Financial Corp.	8,250,360	0.6
147,284		US Bancorp	7,828,145	0.5
426,759		Wells Fargo & Co.	20,680,741	1.4
			343,163,473	23.0

		Health Care: 23.2%
95,309		Abbott Laboratories	11,280,773	0.7
10,842		Amgen, Inc.	2,621,813	0.2
26,877		Anthem, Inc.	13,202,520	0.9
55,143		Baxter International, Inc.	4,275,788	0.3
31,315		Becton Dickinson & Co.	8,329,790	0.5
16,040	(1)	Biogen, Inc.	3,378,024	0.2
155,644	(1)	Boston Scientific Corp.	6,893,473	0.5
239,314		Bristol-Myers Squibb Co.	17,477,101	1.2
63,451	(1)	Centene Corp.	5,341,940	0.4
35,710		Cigna Corp.	8,556,473	0.6
144,442		CVS Health Corp.	14,618,975	1.0
65,964		Danaher Corp.	19,349,220	1.3
19,535		Eli Lilly & Co.	5,594,238	0.4
137,764		Gilead Sciences, Inc.	8,190,070	0.5
14,147		Humana, Inc.	6,156,350	0.4
289,156		Johnson & Johnson	51,247,118	3.4
147,341		Medtronic PLC	16,347,484	1.1
278,027		Merck & Co., Inc.	22,812,115	1.5
612,655		Pfizer, Inc.	31,717,149	2.1
10,012	(1)	Regeneron Pharmaceuticals, Inc.	6,992,581	0.5
21,921		Stryker Corp.	5,860,579	0.4
39,236		Thermo Fisher Scientific, Inc.	23,174,743	1.5
96,119		UnitedHealth Group, Inc.	49,017,807	3.3
16,752	(1)	Vertex Pharmaceuticals, Inc.	4,371,770	0.3

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,709		Zoetis, Inc.	$510,890	0.0
			347,318,784	23.2

		Industrials: 9.2%
53,404		3M Co.	7,950,788	0.5
58,767	(1)	Boeing Co.	11,253,880	0.8
8,195		Caterpillar, Inc.	1,826,010	0.1
242,546		CSX Corp.	9,083,348	0.6
43,679		Eaton Corp. PLC	6,628,725	0.4
65,452		Emerson Electric Co.	6,417,569	0.4
15,198		FedEx Corp.	3,516,665	0.2
27,291		General Dynamics Corp.	6,582,043	0.4
119,840		General Electric Co.	10,965,360	0.7
59,038		Honeywell International, Inc.	11,487,614	0.8
3,555		Illinois Tool Works, Inc.	744,417	0.1
76,972		Johnson Controls International plc	5,047,054	0.3
21,457		L3Harris Technologies, Inc.	5,331,421	0.4
3,355		Lockheed Martin Corp.	1,480,897	0.1
26,252		Norfolk Southern Corp.	7,487,595	0.5
14,663		Northrop Grumman Corp.	6,557,587	0.4
164,277		Raytheon Technologies Corp.	16,274,922	1.1
11,502		Roper Technologies, Inc.	5,431,589	0.4
25,495	(1)	Uber Technologies, Inc.	909,662	0.1
25,963		Union Pacific Corp.	7,093,351	0.5
38,945		Waste Management, Inc.	6,172,783	0.4
			138,243,280	9.2

		Information Technology: 9.2%
13,679		Accenture PLC	4,612,969	0.3
34,626		Analog Devices, Inc.	5,719,523	0.4
3,686		Automatic Data Processing, Inc.	838,713	0.1
463,774		Cisco Systems, Inc.	25,860,038	1.7
57,775		Cognizant Technology Solutions Corp.	5,180,684	0.3
15,247	(1)	Dell Technologies, Inc.	765,247	0.1
66,755		Fidelity National Information Services, Inc.	6,703,537	0.4
61,166	(1)	Fiserv, Inc.	6,202,233	0.4
31,029		Global Payments, Inc.	4,246,008	0.3
443,586		Intel Corp.	21,984,122	1.5
98,069		International Business Machines Corp.	12,750,931	0.9
24,508	(1)	Kyndryl Holdings, Inc.	321,545	0.0
105,981		Micron Technology, Inc.	8,254,860	0.6
20,145		NXP Semiconductor NV - NXPI - US	3,728,437	0.2
12,031		Oracle Corp.	995,325	0.1
82,920	(1)	Salesforce.com, Inc.	17,605,574	1.2
1,310	(1)	Snowflake, Inc. - Class A	300,160	0.0
38,519		Texas Instruments, Inc.	7,067,466	0.5
13,128	(1)	Twilio, Inc.	2,163,626	0.1
15,361		VMware, Inc.	1,749,157	0.1
			137,050,155	9.2

		Materials: 1.9%
24,256		Air Products & Chemicals, Inc.	6,061,817	0.4
74,954		Dow, Inc.	4,776,069	0.3
56,327		DuPont de Nemours, Inc.	4,144,540	0.3
3,373		Ecolab, Inc.	595,537	0.0
113,469		Freeport-McMoRan, Inc.	5,643,948	0.4
87,942		Newmont Corp.	6,986,992	0.5
810		Southern Copper Corp.	61,479	0.0
			28,270,382	1.9

		Real Estate: 1.4%
30,774		Digital Realty Trust, Inc.	4,363,753	0.3
2,843		Equinix, Inc.	2,108,426	0.1
80,882		ProLogis, Inc.	13,060,825	0.9
3,902		Public Storage, Inc.	1,522,873	0.1
			21,055,877	1.4

		Utilities: 4.2%
54,898		American Electric Power Co., Inc.	5,477,173	0.4
35,693		Constellation Energy Corp.	2,007,731	0.1
88,382		Dominion Energy, Inc.	7,509,819	0.5
84,430		Duke Energy Corp.	9,427,454	0.6
107,078		Exelon Corp.	5,100,125	0.4
215,204		NextEra Energy, Inc.	18,229,931	1.2
35,073		Sempra Energy	5,896,473	0.4
116,067		Southern Co.	8,416,018	0.6
			62,064,724	4.2

	Total Common Stock
	(Cost $1,190,929,117)		1,488,384,841	99.6

EXCHANGE-TRADED FUNDS: 0.4%
84,315		iShares Russell Top 200 Value ETF	5,872,540	0.4

	Total Exchange-Traded Funds
	(Cost $5,670,911)		5,872,540	0.4

	Total Long-Term Investments
	(Cost $1,196,600,028)		1,494,257,381	100.0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreements: 0.0%
524,150	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $524,154, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $534,633, due 04/07/22-11/15/51)
		(Cost $524,150)	$524,150	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
4,246,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $4,246,000)	4,246,000	0.3

	Total Short-Term Investments
	(Cost $4,770,150)	4,770,150	0.3

	Total Investments in Securities (Cost $1,201,370,178)	$1,499,027,531	100.3
	Liabilities in Excess of Other Assets	(3,965,128)	(0.3)
	Net Assets	$1,495,062,403	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,488,384,841	$–	$–	$1,488,384,841
Exchange-Traded Funds	5,872,540	–	–	5,872,540
Short-Term Investments	4,246,000	524,150	–	4,770,150
Total Investments, at fair value	$1,498,503,381	$524,150	$–	$1,499,027,531
Other Financial Instruments+
Futures	343,896	–	–	343,896
Total Assets	$1,498,847,277	$524,150	$–	$1,499,371,427

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	22	06/17/22	$4,983,825	$343,896
			$4,983,825	$343,896

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,207,564,912.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$320,918,629
Gross Unrealized Depreciation	(29,112,114)
Net Unrealized Appreciation	$291,806,515